CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Sales to third parties	$ 74,903,630	$ 81,929,050	$ 224,781,989
Sales to related parties	32,278,700	2,799,427	7,387,590
Service fee	1,817,475	2,129,924
Total revenues	108,999,805	86,858,401	232,169,579
Cost of revenues
Sales to third parties	(123,974,774)	(121,222,871)	(138,037,240)
Sales to related parties	(11,128,634)	(3,067,513)	(6,908,785)
Total cost of revenues	(135,103,408)	(124,290,384)	(144,946,025)
Gross profit (loss)	(26,103,603)	(37,431,983)	87,223,554
Operating (expenses) income:
Selling, general and administrative expenses	(18,132,515)	(12,930,198)	(13,088,538)
Research and development expenses	(3,391,012)	(4,130,533)	(744,322)
Other operating income	5,420,777	8,729,301	12,029,030
Long-lived asset impairment	(158,424,827)	(42,754,481)	(34,667,577)
Total operating expenses	(174,527,577)	(51,085,911)	(36,471,407)
Income (loss) from operations	(200,631,180)	(88,517,894)	50,752,147
Interest expense	(19,349,190)	(15,408,023)	(9,258,296)
Interest income	149,752	990,117	1,846,956
Exchange gain (loss)	11,875	(55,800)	148,676
Income (loss) before income taxes	(219,818,743)	(102,991,600)	43,489,483
Income tax expense	(1,271,765)	(10,253,587)	(2,717,561)
Net income (loss) from continuing operations	(221,090,508)	(113,245,187)	40,771,922
Total loss from discontinued operations		(2,392,228)	(5,857,810)
Net Income (loss)	(221,090,508)	(115,637,415)	34,914,112
Net income (loss) attributable to non-controlling interest	(150,147,024)	(3,708,474)	1,590,160
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	$ (70,943,484)	$ (111,928,941)	$ 33,323,952
NET EARNINGS (LOSS) PER ORDINARY SHARE
Continuing operations	$ (0.41)	$ (0.63)	$ 0.22
Discontinued operations		$ (0.01)	$ (0.03)
Basic-ordinary shares	$ (0.41)	$ (0.64)	$ 0.19
Continuing operations	$ (0.41)	$ (0.63)	$ 0.22
Discontinued operations		$ (0.01)	$ (0.03)
Diluted-ordinary shares	$ (0.41)	$ (0.64)	$ 0.19
ORDINARY SHARES USED IN CALCULATING EARNINGS PER ORDINARY SHARE
Basic-ordinary shares	173,068,420	175,067,343	175,714,103
Diluted-diluted shares	173,068,420	175,067,343	175,714,103